As filed with the U.S. Securities and Exchange Commission on November 8, 2013

Securities Act File No. 002-99473

Investment Company Act File No. 811-04375

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 289

(Check appropriate box or boxes)

BlackRock Multi-State Municipal Series Trust

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock New York Municipal Bond Fund of

BlackRock Multi-State Municipal Series Trust

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Benjamin Archibald, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on November 8, 2013.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Chief Executive Officer	November 8, 2013
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	November 8, 2013
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

DAVID H. WALSH*	Trustee
(David H. Walsh)

FRED G. WEISS*	Trustee
(Fred G. Weiss)

PAUL L. AUDET*	President and Trustee
(Paul L. Audet)

LAURENCE D. FINK*	Trustee
(Laurence D. Fink)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	November 8, 2013
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase